Average Annual Total Returns - First Trust NASDAQ Global Auto Index Fund	First Trust NASDAQ Global Auto Index Fund 1 Year	First Trust NASDAQ Global Auto Index Fund 5 Years	First Trust NASDAQ Global Auto Index Fund Since Inception	First Trust NASDAQ Global Auto Index Fund Inception Date	First Trust NASDAQ Global Auto Index Fund After tax on distributions 1 Year	First Trust NASDAQ Global Auto Index Fund After tax on distributions 5 Years	First Trust NASDAQ Global Auto Index Fund After tax on distributions Since Inception	First Trust NASDAQ Global Auto Index Fund After tax on distributions and sale of fund shares 1 Year	First Trust NASDAQ Global Auto Index Fund After tax on distributions and sale of fund shares 5 Years	First Trust NASDAQ Global Auto Index Fund After tax on distributions and sale of fund shares Since Inception	NASDAQ Global Auto Index(SM) (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ Global Auto Index(SM) (reflects no deduction for fees, expenses or taxes) 5 Years	NASDAQ Global Auto Index(SM) (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI World Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI World Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	54.43%	9.86%	7.75%	May 09, 2011	53.93%	8.81%	6.98%	32.16%	7.20%	5.82%	56.24%	10.69%	8.77%	15.90%	12.19%	9.51%